UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:      Glenrock Inc.

Address:   623 Fifth Ave, Suite 3101
           New York, New York 10022


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Katz
Title:  President
Phone:  212-808-7387

Signature, Place and Date of Signing:

  /s/ Michael Katz               New York, New York           May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $ 207,670
                                         (thousands)


List of Other Included Managers: None


                        FORM 13F INFORMATION TABLE




COLUMN 1                     COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP        (x1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS SOLE       SHARED  NONE
--------------               --------------  -----        -------  -------   --- ----   ----------  -------- -----      ------  ----
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101     4,810      87,500 SH         SOLE        NONE        87,500  0       0
BANK OF AMERICA CORPORATION  COM             060505104     4,666     350,000     CALL   SOLE        NONE       350,000  0       0
BARRICK GOLD CORP            COM             067901108     4,464      86,000 SH         SOLE        NONE        86,000  0       0
GENCORP INC                  COM             368682100    13,948   2,332,500 SH         SOLE        NONE     2,332,500  0       0
HOLOGIC INC                  COM             436440101    12,654     570,000 SH         SOLE        NONE       570,000  0       0
INTERPUBLIC GROUP COS INC    COM             460690100     5,845     465,000 SH         SOLE        NONE       465,000  0       0
ISHARES INC                  MSCI JAPAN      464286848    34,040   3,300,000     CALL   SOLE        NONE     3,300,000  0       0
ISHARES INC                  MSCI JAPAN      464286848    25,272   2,450,000     PUT    SOLE        NONE     2,450,000  0       0
MEMC ELECTR MATLS INC        COM             552715104     5,858     452,000 SH         SOLE        NONE       452,000  0       0
MICROSOFT CORP               COM             594918104     6,576     259,000 SH         SOLE        NONE       259,000  0       0
MORGAN STANLEY               COM NEW         617446448     6,830     250,000 SH         SOLE        NONE       250,000  0       0
NORTHGATE MINERALS CORP      COM             666416102     6,793   2,516,000 SH         SOLE        NONE     2,516,000  0       0
OMNICARE INC                 COM             681904108     6,061     202,100 SH         SOLE        NONE       202,100  0       0
PATTERSON UTI ENERGY INC     COM             703481101     3,380     115,000 SH         SOLE        NONE       115,000  0       0
PETROHAWK ENERGY CORP        COM             716495106    14,331     584,000 SH         SOLE        NONE       584,000  0       0
SUNTRUST BKS INC             COM             867914103     6,100     211,500 SH         SOLE        NONE       211,500  0       0
SUPERVALU INC                COM             868536103     5,304     594,000 SH         SOLE        NONE       594,000  0       0
SYMANTEC CORP                COM             871503108     4,309     232,400 SH         SOLE        NONE       232,400  0       0
BJS WHOLESALE CLUB INC       COM             05548J106     5,126     105,000 SH         SOLE        NONE       105,000  0       0
COBALT INTL ENERGY INC       COM             19075F106    13,498     803,000 SH         SOLE        NONE       803,000  0       0
DELL INC                     COM             24702R101     7,168     494,000 SH         SOLE        NONE       494,000  0       0
NORDION INC                  COM             65563C105     4,414     373,400 SH         SOLE        NONE       373,400  0       0
WIMM BILL DANN FOODS OJSC    SPONSORED ADR   97263M109     1,607      48,000     CALL   SOLE        NONE        48,000  0       0
YAMANA GOLD INC              COM             98462Y100     4,616     375,000 SH         SOLE        NONE       375,000  0       0



SK 01828 0005 1194631